Redeemable non-controlling interest (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of components of redeemable non-controlling interest

The following table details the components of RNCI for the six months ended June 30, 2018 and for the year ended December 31, 2017:

	Pre-IPO May 23, 2018	Post-IPO June 30, 2018	December 31, 2017
	(In thousands)
Beginning balance	$148,266	$689,569	$100,530
Acquired redeemable non-controlling interest	—	—	—
Net income attributable to redeemable non-controlling interests - eService	1,291	482	5,465
Net income attributable to redeemable non-controlling interests - Blueapple	—	(28,469)	—
Gain (loss) on OCI - eService	(2,104)	(2,166)	10,662
Gain (loss) on OCI - Blueapple	—	(3,376)	—
Legacy accumulated deficit allocation	(150,485)	—	—
Legacy AOCI allocation	(39,404)	—	—
(Decrease) increase in the maximum redemption amount of
redeemable non-controlling interests - eService	—	(5,356)	34,985
redeemable non-controlling interests - Blueapple	735,775	188,105	—
Distributions - eService	(3,770)	—	(3,376)

Ending balance	$689,569	$838,789	$148,266

Predecessor
Schedule of components of redeemable non-controlling interest

The following table details the components of redeemable non-controlling interest as of December 31, 2017 and 2016:

	2017	2016
	(In thousands)
Beginning balance	$100,530	$77,878
Net income attributable to redeemable non-controlling interest	5,465	6,104

Foreign currency translation adjustment	10,662	—
Increase in the maximum redemption amount of eService redeemable non-controlling interest	34,985	16,548
Distributions	(3,376)	—

Ending balance	$148,266	$100,530